Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of the lease

Schedule of Diluted Loss Per Share as their Effect would be Antidilutive

For the six months ended June 30, 2025 and 2024, restricted stock units were potentially instruments and were not included in the calculation of diluted loss per share as their effect would be antidilutive.

	June 30,	June 30,
	2025	2024
	(Ordinary Shares)	(Ordinary Shares)
Restricted Stock Units	1,727,742	1,780,328